Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of benefits include salaries, post-employment benefits, termination benefits

	12.31.2022	12.31.2021
Liabilities
Short-term employee benefits	1,452	1,289
Termination benefits	192	349
Post-employment benefits	11,246	9,880
Total	12,890	11,518
Current	2,215	2,144
Non-current	10,675	9,374

Schedule of employee benefits

	12.31.2022	12.31.2021
Variable compensation program - PPP	489	461
Accrued vacation	505	440
Salaries and related charges and other provisions	327	270
Profit sharing	131	118
Total	1,452	1,289
Current	1,421	1,286
Non-current (*)	31	3

(*)	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management

Schedule of recognized the statement of income

	2022	2021	2020
Salaries, accrued vacations and related charges	(3,006)	(2,665)	(3,064)
Variable compensation program - PPP (*)	(547)	(469)	(439)
Profit sharing (*)	(131)	(125)	(7)
Management fees and charges	(14)	(15)	(14)
Total	(3,698)	(3,274)	(3,524)

(*)	It includes reversals of provisions related to previous year.

Schedule of pension plan assets

	2022	2021
Opening Balance	349	900
Effects in the statement of income	16	(11)
Enrollments	18	30
Revision of provisions	(2)	(41)
Effects in cash and cash equivalents	(199)	(497)
Terminations in the period	(199)	(497)
Translation adjustment	26	(43)
Closing Balance	192	349
Current	75	207
Non-current	117	142

Summary of Employee Benefits

	12.31.2022	12.31.2021
Liabilities
Health Care Plan - Saúde Petrobras	5,813	4,485
Petros Pension Plan - Renegotiated (PPSP-R)	3,606	3,233
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,041	658
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	284	817
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	339	511
Petros 2 Pension Plan (PP-2)	163	165
Other plans	−	11
Total	11,246	9,880
Current	719	651
Non-current	10,527	9,229

Summary of table below provides other characteristics of these plans
	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (*).	Financial obligations with a principal amounting to US$132 at 12/31/2022.	Financial obligations with a principal amounting to US$304 at 12/31/2022.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$202 at 12/31/2022.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.

Summary of changes in the actuarial liabilities recognized in the statement of financial position
						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Amounts recognized in the Statement of Financial Position
Present value of obligations	12,771	4,119	1,102	5,813	−	23,805
( -) Fair value of plan assets	(8,881)	(2,739)	(939)	−	−	(12,559)
Net actuarial liability as of December 31, 2022	3,890	1,380	163	5,813	−	11,246
Changes in the net actuarial liability
Balance as of January 1, 2022 (**)	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	457	129	33	609	−	1,228
Current service cost	10	1	13	105	−	129
Net interest	447	128	20	504	−	1,099
Recognized in Equity - other comprehensive income	420	417	(45)	791	−	1,583
Remeasurement effects recognized in other comprehensive income	420	417	(45)	791	−	1,583
Cash effects	(1,325)	(421)	−	(384)	−	(2,130)
Contributions paid	(304)	(94)	−	(384)	−	(782)
Payments related to Term of financial commitment (TFC)	(1,021)	(327)	−	−	−	(1,348)
Other changes	288	86	10	312	(11)	685
Others	−	−	−	1	(10)	(9)
Translation Adjustment	288	86	10	311	(1)	694
Balance at December 31, 2022	3,890	1,380	163	5,813	−	11,246

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes the payment of US$ 1,324 of a portion of the TFC made on February 25, 2022.

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,481	3,485	987	4,485	9	20,447
( -) Fair value of plan assets	(7,431)	(2,316)	(822)	−	2	(10,567)
Net actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880
Changes in the net actuarial liability
Balance as of January 1, 2021 (**)	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	469	178	72	1,388	(9)	2,098
Past service cost	(1)	−	−	845	−	844
Present value of obligation	(730)	(33)	−	845	−	82
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	13	1	37	158	(10)	199
Net interest	438	172	35	385	1	1,031
Recognized in Equity - other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Remeasurement effects recognized in other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Cash effects	(1,339)	(591)	−	(309)	−	(2,239)
Contributions paid (***)	(475)	(86)	−	(309)	−	(870)
Payments of obligations with contribution for the revision of the lump sum death benefit	(340)	(101)	−	−	−	(441)
Payments related to Term of financial commitment (TFC)	(524)	(404)	−	−	−	(928)
Other changes	(381)	(125)	(22)	(349)	(2)	(879)
Translation Adjustment	(381)	(125)	(22)	(349)	(2)	(879)
Balance of actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

(**)	It includes obligations with contribution for the revision of the lump sum death benefit.

(***)	It includes the contribution for the migration to PP-3 (US$ 241).

Summary of Changes in the present value of the obligation
						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Present value of obligations at the beginning of the year	11,481	3,485	987	4,485	9	20,447
Recognized in the Statement of Income	1,277	382	129	609	−	2,397
Interest expense	1,267	381	116	504	−	2,268
Service cost	10	1	13	105	−	129
Recognized in Equity - other comprehensive income	281	380	(6)	791	−	1,446
Remeasurement: Experience (gains) / losses	1,367	687	95	(277)	−	1,872
Remeasurement: (gains) / losses - demographic assumptions	−	4	6	(25)	−	(15)
Remeasurement: (gains) / losses - financial assumptions	(1,086)	(311)	(107)	1,093	−	(411)
Others	(268)	(128)	(8)	(72)	(9)	(485)
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Contributions paid by participants	23	6	−	−	−	29
Others	−	−	1	−	(9)	(8)
Translation Adjustment	797	245	63	312	−	1,417
Present value of obligations at the end of the year	12,771	4,119	1,102	5,813	−	23,805

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Summary of changes in the fair value of plan assets

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Fair value of plan assets at the beginning of the year	7,431	2,316	822	−	(2)	10,567
Recognized in the Statement of Income	820	253	96	−	−	1,169
Interest income	820	253	96	−	−	1,169
Recognized in Equity - other comprehensive income	(139)	(37)	39	−	−	(137)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(139)	(37)	39	−	−	(137)
Cash effects	1,325	421	−	384	−	2,130
Contributions paid by the sponsor (Company)	304	94	−	384	−	782
Term of financial commitment (TFC) paid by the Company	1,021	327	−	−	−	1,348
Other Changes	(556)	(214)	(18)	(384)	2	(1,170)
Contributions paid by participants	23	6	−	−	−	29
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Others	−	−	−	−	2	2
Translation Adjustment	509	159	54	−	−	722
Fair value of plan assets at the end of the year	8,881	2,739	939	−	−	12,559

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras
Fair value of plan assets at the beginning of the year	8,650	2,213	700	−	12	11,575
Recognized in the Statement of Income	728	182	50	−	1	961
Interest income	728	182	50	−	1	961
Recognized in Equity - other comprehensive income	(746)	(52)	194	−	(13)	(617)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(746)	(52)	194	−	(13)	(617)
Cash effects	999	490	−	309	−	1,798
Contributions paid by the sponsor (Company)	475	86	−	309	−	870
Term of financial commitment (TFC) paid by the Company	524	404	−	−	−	928
Other Changes	(2,200)	(517)	(122)	(309)	(2)	(3,150)
Contributions paid by participants	26	7	−	−	−	33
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Translation Adjustment	(594)	(174)	(57)	−	(2)	(827)
Fair value of plan assets at the end of the year	7,431	2,316	822	−	(2)	10,567

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Summary of pension plan assets by type of asset

				2022		2021
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	1,353	1,353	11%	846	8%
Fixed income	3,548	5,297	8,845	70%	6,864	67%
Government bonds	3,503	3,947	7,450	−	4,522	−
Fixed income funds	−	864	864	−	860	−
Other investments	45	486	531	−	1,482	−
Variable income	1,184	243	1,427	9%	1,918	16%
Common and preferred shares	1,184	−	1,184	−	1,686	−
Other investments	−	243	243	−	232	−
Structured investments	33	126	159	4%	184	2%
Real estate properties	−	490	490	4%	475	4%
	4,765	7,509	12,274	98%	10,287	97%
Loans to participants	−	285	285	2%	280	3%
Fair value of plan assets at the end of the year	4,765	7,794	12,559	100%	10,567	100%

Summary of net expenses relating to benefit plans

		Pension Plans		Health Care Plan
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras	Other Plans	Total
Related to active employees (cost of sales and expenses)	(33)	(5)	(20)	(222)	−	(280)
Related to retirees (other income and expenses)	(424)	(124)	(13)	(387)	−	(948)
Net expenses for - 2022	(457)	(129)	(33)	(609)	−	(1,228)
Net expenses for - 2021	(469)	(178)	(72)	(1,388)	9	(2,098)
Net expenses for - 2020	(399)	(139)	(131)	1,672	(2)	1,001

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of expected future cash flows

	2022						2021
	Pension Plan			Health Care Plan	Other Plans	Total	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Up to 1 Year	999	354	74	301	−	1,728	1,520
1 to 5 Years	4,122	1,437	313	1,149	−	7,021	6,150
6 to 10 Years	2,888	973	231	1,275	−	5,367	4,615
11 To 15 Years	1,962	622	166	1,012	−	3,762	3,193
Over 15 Years	2,800	733	318	2,076	−	5,927	4,969
Total	12,771	4,119	1,102	5,813	−	23,805	20,447

(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of defined benefit obligation

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans.	11.06	6.59	10.37	7.14

Summary of actuarial assumptions

					Pension Plans	2022 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2
Nominal discount rate (including inflation)(1)	11.95%	11.95%	11.93%	11.93%	11.97%	11.97%
Real discount rate	6.16%	6.16%	6.15%	6.15%	6.18%	6.18%
Nominal expected salary growth (including inflation) (2)	6.27%	6.16%	6.27%	6.16%	7.74%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	9.87% a 3.25% p.a.
Mortality table	Petros Experience (Bidecrem 2013)	Petros Experiences (Bidecrem 2020)	Petros Experiences (Bidecrem 2016)	Petros Experiences (Bidecrem 2020)	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-22022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	n/a	n/a	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 5.45% for 2023 and converging to 3.25% in 2027 onwards.

(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.

(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

					Pension Plans	2021 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2
Nominal discount rate (including inflation)(1)	10.64%	10.62%	10.55%	10.54%	10.73%	10.68%
Real discount rate	5.40%	5.38%	5.32%	5.31%	5.49%	5.44%
Nominal expected salary growth (including inflation) (2)	5.83%	5.63%	5.83%	5.63%	7.20%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	5.24% a 3.25% p.a.
Mortality table	Petros Experience (Bidecrem 2013)	Petros Experiences (Bidecrem 2020)	Petros Experiences (Bidecrem 2016)	Petros Experiences (Bidecrem 2020)	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 50% smoothed	Álvaro Vindas 50% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 10% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 4.97% for 2022 and converging to 3.25% in 2026 onwards.

(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.

(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Summary of changes in the discount rate

	Discount Rate				Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,474)	1,882	(602)	735	772	(176)
Current Service cost and interest cost	(24)	47	(46)	56	128	(26)